Lease Liabilities - Additional Information (Details) - CAD ($) $ in Thousands		12 Months Ended
	Aug. 12, 2021	Dec. 31, 2020	Aug. 31, 2022
Lease liabilities [abstract]
Interest expense on lease liabilities		$ 6,030
Early cancellation notification period under CDMO contract	5 years
Decrease in term of CDMO contract	3 years 9 months 18 days
Decrease in lease liabilities	$ 2,529
Payment of lease liability			$ 5,500
Gain on lease modification			$ 16,000